OTHER FINANCIAL DATA - COLLECTION ALLOWANCES (Details) (Allowance for Doubtful Accounts [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1	$ 31	$ 29	$ 29
Provisions for uncollectible accounts	16	21	20
Write-offs of uncollectible accounts	(18)	(19)	(20)
Allowance balance at December 31	29	31	29
San Diego Gas and Electric Company and Subsidiary [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1	6	6	5
Provisions for uncollectible accounts	4	5	8
Write-offs of uncollectible accounts	(5)	(5)	(7)
Allowance balance at December 31	5	6	6
Southern California Gas Company [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1	14	12	14
Provisions for uncollectible accounts	7	12	8
Write-offs of uncollectible accounts	(9)	(10)	(10)
Allowance balance at December 31	$ 12	$ 14	$ 12